Property, Equipment and Intangible Assets (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Property, Equipment and Intangible Assets [Abstract]
Property, equipment and intangible assets	$ (35,451)	$ (4,015,531)